Earnings (loss) per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (loss) per share (EPS)
Summary of profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations

	2022			2021			2020
	Class A	Class B	Total	Class A	Class B	Total	Class A	Class B	Total
Profit (loss) attributable to equity holders of the parent	20,143	19,346	39,489	(70,929)	(87,154)	(158,083)	8,534	8,246	16,780
Adjustments attributable to convertible notes	(70,519)	—		—	—		—	—
Adjusted (loss) profit attributable to equity holders of the parent	(50,376)	19,346		(70,929)	(87,154)		8,534	8,246
Weighted average number of common shares outstanding (thousand)	28,530	27,401	55,931	22,300	27,401	49,701	28,357	27,401	55,758
Effects of dilution from:
Share-based compensation plan (thousands)	49	—		142	—		161	—
Convertible notes (thousands)	5,172	—		5,172	—		—	—
Basic (loss) earnings per share - R$	0.71	0.71		(3.18)	(3.18)		0.30	0.30
Diluted (loss) earnings per share - R$	(1.49)	0.71		(3.18)	(3.18)		0.30	0.30